Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes To Financial Statements [Abstract]
Commitments and Contingencies

Operating Leases

The Company is a party to certain operating leases.  Rent expense for the three months ended September 30, 2018 and 2017 was $36,755 and $33,572, respectively and for the nine months ended September 30, 2018 and 2017 was $108,776 and $99,800, respectively. Minimum future lease payments under the operating lease consist of the following:

Year ending December 31,	Amount
2018 (remainder)	$35,387
2019	143,318
2020	147,617
2021	152,046
Total	$478,368

Litigation

The Company is a defendant in various legal actions, claims and proceedings arising in the ordinary course of business, including claims related to breach of contracts and intellectual property matters resulting from our business activities. As with most actions such as these, an estimation of any possible and/or ultimate liability cannot always be determined. We believe that all pending claims, if adversely decided, would not have a material adverse effect on our business, financial position or results of operations.

Operating Leases

The Company leases office and storage space. Rent expense for the years ended December 31, 2017 and 2016, was $159,583 and $178,073, respectively. Minimum future lease payments under the operating lease consist of the following:

Year ending December 31,	Amount

2018	$138,861
2019	143,318
2020	147,617
2021	152,046
Total	$581,842

Litigation

The Company is involved in various legal matters that have arisen in the ordinary course of business. While the ultimate outcome of these matters is not presently determinable, it is the opinion of management that the resolution will not have a material adverse effect on the financial position or results of operations of the Company.